Related Party Transactions (Details Narrative) (10 Q) - USD ($)	3 Months Ended	9 Months Ended
	Jun. 30, 2017	Mar. 31, 2018
Due from related parties	$ 141,329	$ 114,667
Repaid to related party		$ 26,662
2017 Stock Incentive Plan [Member] | Chief Executive Officer [Member]
Number of shares cancelled unvested		1,166,667
Intiva USA [Member]
Due from related parties	141,329
Repaid to related party	$ 25,000